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Cullen International High Dividend Fund
Cullen International High Dividend Fund
Investment Objective
The Cullen International High Dividend Fund (the “International High Dividend Fund” or the “Fund”) seeks long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International High Dividend Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Cullen International High Dividend Fund		Retail Class	Class C	Class I	Class R1	Class R2
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the International High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the International High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The International High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Cullen International High Dividend Fund		Retail Class	Class C	Class I	Class R1	Class R2
Management Fee		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%
Other Expenses	[1]	0.26%	0.26%	0.26%	0.27%	0.40%
Acquired Fund Fees & Expenses		none	none	none	none	none
Total Annual Fund Operating Expenses	[2]	1.51%	2.26%	1.26%	1.77%	1.65%
Less Expense Reduction/Reimbursement	[3]	(0.26%)	(0.26%)	(0.26%)	(0.02%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	2.00%	1.00%	1.75%	1.50%
[1]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the International High Dividend Fund’s statement of operations for its most recently completed fiscal year.
[2]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the International High Dividend Fund and does not include Acquired Fund Fees and Expenses.
[3]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.75% for Class R1 shares and 1.50% for Class R2 shares, through October 31, 2023 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the International High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the International High Dividend Fund or the Adviser prior to the Termination Date.

Expense Example

This example is intended to help you compare the cost of investing in the International High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the International High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the International High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cullen International High Dividend Fund - USD ($)	1 Year	3 Years* [1]	5 Years* [1]	10 Years* [1]
Retail Class	127	452	799	1,777
Class C	203	681	1,186	2,571
Class I	102	374	666	1,498
Class R1	178	555	957	2,079
Class R2	153	506	882	1,939
[1]	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2023. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover

The International High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when International High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International High Dividend Fund’s performance. During the most recent fiscal year, the International High Dividend Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

The International High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in high dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) headquartered outside the United States in common stocks traded on exchanges not located in the United States and in American Depositary Receipts (“ADRs”). As a point of comparison, a high dividend paying common stock that the International High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI EAFE Stock Index.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The International High Dividend Fund intends to diversify its investments across different countries, and the percentage of the International High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The International High Dividend Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The International High Dividend Fund may consider investments in companies in any of the world’s developed stock markets, such as the United Kingdom and stock markets in the European Union. The International High Dividend Fund also may consider investments in developed and emerging stock markets in Asia, such as Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

The International High Dividend Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks. The International High Dividend Fund invests roughly similar amounts of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the International High Dividend Fund, in order to generate additional income, may selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the International High Dividend Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the International High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The International High Dividend Fund’s major risks are those of investing in the stock market, which can mean that the International High Dividend Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the International High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the International High Dividend Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the International High Dividend Fund’s shares. As a result, you could lose money investing in the International High Dividend Fund.

Large-Capitalization Companies Risk. The Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Medium-Capitalization Companies Risks. The International High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium- capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the International High Dividend Fund’s portfolio.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the International High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

●	future political and economic developments,
●	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
●	the possible establishment of exchange controls,
●	the possible seizure or nationalization of foreign investments, and
●	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the International High Dividend Fund if any of the following occur:

●	foreign stock markets decline in value,
●	the International High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
●	the value of a foreign currency declines relative to the U.S. dollar, or
●	political, social or economic instability in a foreign country causes the value of the International High Dividend Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Financials Sector Risk. To the extent the Fund focuses on the financials sector, the Fund may be more susceptible to the particular risks that may affect companies in the financials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financials sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change.

Options or Covered Call Writing. The Fund may write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the International High Dividend Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options is also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

New SEC regulations governing the use of certain derivatives by registered investment companies (“Rule 18f-4”) came into effect on August 19, 2022. The Fund has implemented policies and procedures to comply with Rule 18f-4. Rule 18f-4 imposes limits on the amount of certain derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”), treats derivatives as senior securities and requires funds whose use of derivatives (including for purposes of Rule 18f- 4, covered call options) is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

The U.S. government may consider adopting and implementing other new, additional regulations governing derivatives markets, which new regulations may impact options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, impose reporting and other obligations on the Fund in connection with its investments in derivatives, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Market Disruptions Risk; Sovereign Debt Crises Risks. The global financial markets have in recent years undergone pervasive and fundamental disruptions. This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including political uncertainty, and high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world. The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

The outbreak of an infectious coronavirus developed into a global pandemic that resulted in numerous disruptions in the market and had significant economic impact leaving general concern and uncertainty. This coronavirus could continue to affect, and other epidemics and pandemics that may arise in the future could affect, the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Government Intervention Risk. The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention. Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Under the Dodd-Frank Act, certain derivatives are subject to margin requirements. Implementation of regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Funds of trading in these instruments and, as a result, may affect returns to investors in the Fund.

Performance Information

The following performance information indicates some of the risks of investing in the shares of the International High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns). The bar chart shows the total return of the International High Dividend Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the International High Dividend Fund's average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the International High Dividend Fund. Remember, the International High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Year-by-Year Total Return as of December 31, 2021

The International High Dividend Fund’s 2022 year-to-date total return through September 30, 2022 was -23.23%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	15.31%	Q4/2020
Lowest Return	-21.69%	Q1/2020

Average Annual Total Returns as of December 31, 2021
Average Annual Returns - Cullen International High Dividend Fund		1 Year	5 Years	10 Years
Retail Class		10.93%	6.46%	5.15%
Class I		11.25%	6.72%	5.42%
Class C		10.17%	5.67%	4.38%
Class R1	[1]	17.44%	6.35%	4.43%
Class R2		10.71%	6.22%	4.93%
After Taxes on Distributions | Retail Class	[2]	10.12%	5.68%	4.39%
After Taxes on Distributions and Sale of Fund Shares | Retail Class		6.93%	4.92%	3.94%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		11.78%	10.07%	8.53%
[1]	The International High Dividend Fund Class R1 returns before taxes are shown through November 14, 2021, the last date the share class had shareholders.
[2]	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I, Class C, Class R1 and Class R2 shares will differ. After-tax returns are calculated using the historical highest individual federal